Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2021 CNY (¥)
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Held in cash balance (in Dollars)	$ 16,566,953	$ 148,747
Insured bank account	77,000			¥ 500,000
Cash held in china financial instructions (in Dollars)	$ 16,027,953	69,219
Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Number of customer	2		1
Accounts receivable (in Dollars)	$ 14,116,569	$ 4,974
Customers [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Number of customer	2	1	2
Accounts receivable (in Dollars)	$ 2,608,325
Customers One [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	70.00%	100.00%	75.00%
Customers One [Member] | Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Number of customer		1
Concentration risk, percentage	72.00%	100.00%	100.00%
Customers Two [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	30.00%		17.00%
Customers Two [Member] | Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	12.00%